Note 2 - Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Comprehensive Income (Loss) Note [Text Block]

NOTE 2 Other Comprehensive Loss

The components of other comprehensive loss and the related tax effects were as follows:

	For the years ended December 31,
	2013			2012			2011
(Dollars in thousands) Securities available for sale:	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax
Gross unrealized losses arising during the period	$(1,272)	(647)	(625)	(520)	0	(520)	(70)	0	(70)
Less reclassification of net gains included in net income	0	0	0	0	0	0	0	0	0
Net unrealized losses arising during the period	(1,272)	(647)	(625)	(520)	0	(520)	(70)	0	(70)
Other comprehensive loss	$(1,272)	(647)	(625)	(520)	0	(520)	(70)	0	(70)